Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Lease liabilities	$ 120	$ 126
Pension liability	117	145
Personal Injury & legal claims	61	68
Net operating losses and tax credit carryforwards	58	70
Other postretirement benefits liability	56	59
Compensation reserves	47	41
Other	68	69
Total deferred income tax assets	527	578
Deferred income tax liabilities
Properties	8,694	8,321
Pension asset	799	203
Operating lease right-of-use assets	111	118
Unrealized foreign exchange gains	55	45
Other	171	162
Total deferred income tax liabilities	9,830	8,849
Total net deferred income tax liability	9,303	8,271
Total net deferred income tax liability
Domestic	5,515	4,612
Foreign	3,788	$ 3,659
Net interest expense deduction carryforward	108
State and Local Jurisdiction [Member]
Total net deferred income tax liability
Net operating loss carryforwards	277
Domestic Tax Authority [Member]
Total net deferred income tax liability
Net operating loss carryforwards	$ 59